Document and Entity Information	May 09, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001831828
Document Type	8-K
Document Period End Date	May 09, 2024
Entity Registrant Name	Vera Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40407
Entity Tax Identification Number	81-2744449
Entity Address, Address Line One	8000 Marina Boulevard
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	650
Local Phone Number	770-0077
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	VERA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false